Goodwill and Intangible Assets (Details) - Schedule of Intangibles Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (917,861)	$ (370,245)	$ (38,005)
Total Intangible Assets	$ 2,185,974	2,729,574	239,195
Client List [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets		1,824,400	186,000
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets		380,900	5,300
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets		852,700	85,900
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets		$ 41,819